Business and asset acquisitions (Tables)	6 Months Ended
Jun. 30, 2021
Mid-west Wind Development Project
Business Acquisition [Line Items]
Allocation of Assets Acquired and Liabilities Assumed
The following table summarizes the allocation of the aggregate assets acquired and liabilities assumed at the acquisition dates.

Mid-West Wind
Working capital	$(28,630)
Property, plant and equipment	1,136,390
Long-term debt	(789,804)
Asset retirement obligation	(27,053)
Deferred tax liability	(2,969)
Other liabilities	(104,129)
Non-controlling interest (tax equity investors)	(29,141)
Total net assets acquired	154,664
Cash and cash equivalents	15,860
Net assets acquired, net of cash and cash equivalents	$138,804

Altavista Solar Facility
Business Acquisition [Line Items]
Allocation of Assets Acquired and Liabilities Assumed
The following table summarizes the allocation of the assets acquired and liabilities assumed at the acquisition date of the solar facility.

Altavista Solar
Working capital	$870
Property, plant and equipment	138,343
Long-term debt	(122,024)
Deferred tax liability	(421)
Asset retirement obligation	(3,332)
Total net assets acquired	13,436
Cash and cash equivalents	33
Net assets acquired, net of cash and cash equivalents	$13,403

Maverick Creek and Sugar Creek Wind Facilities
Business Acquisition [Line Items]
Allocation of Assets Acquired and Liabilities Assumed
The following table summarizes the allocation of the assets acquired and liabilities assumed at the acquisition date of the two wind facilities. The existing loans between the Company and the partnerships of $87,035 were treated as additional consideration incurred to acquire the partnerships.

Maverick Creek and Sugar Creek
Working capital	$(15,557)
Property, plant and equipment	1,068,708
Long-term debt	(855,409)
Asset retirement obligation	(23,402)
Deferred tax liability	(6,431)
Derivative instruments	7,575
Total net assets acquired	175,484
Cash and cash equivalents	4,241
Net assets acquired, net of cash and cash equivalents	$171,243